CREDIT AND LOANS FROM BANKS (Narrative) (Details) ₪ in Thousands, $ in Thousands, € in Millions		1 Months Ended				12 Months Ended
	Dec. 02, 2022 EUR (€)	May 31, 2020 ILS (₪)	Feb. 29, 2020 EUR (€)	Apr. 30, 2019 USD ($)	Jun. 30, 2018 ILS (₪)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 02, 2022 USD ($)	Aug. 09, 2022 ILS (₪)	Aug. 09, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	May 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans received	€ 6.5		€ 3.5	$ 2,500				$ 6,850,000						$ 3,800
Borrowings, maturity	equal 25 instalments		24 equal monthly instalments beginning in February 2021	36 monthly instalments beginning in April 2019
Short term credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings					₪ 25,000	₪ 7,030	$ 2,000				₪ 42,500	$ 13,200			$ 6,900
Borrowings, interest rate basis					Prime + 2%	The short-term loan bears interest of foreign exchange market + 3%
Notional amount									₪ 35	$ 10,600
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Loans received					₪ 15,000										$ 4,140
Secured bank loans received		₪ 15,000											$ 4,250
Borrowings, interest rate basis		Prime + 1.5%			Prime + 3.45%
Borrowings, maturity		48 monthly installments			48 monthly installments